ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of detailed information about accounts receivables [Table Text Block]
	As at
	December 31,	December 31,
	2022	2021
Royalty, derivative royalty, and stream receivables	$1,190,092	$1,175,602
GST and other recoverable taxes	302,316	125,571
Other receivables	13,489	-
Total accounts receivable	$1,505,897	$1,301,173